Note 4 - Accounts Receivable and Prepaid Expenses - Schedule of Accounts Receivable and Prepaid Expenses (Details) - CAD ($)	Dec. 31, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Accounts receivable (Note 10(b))	$ 122,967	$ 100,209
Prepaid expenses	52,041	60,508
Total accounts receivable and prepaid expenses	$ 175,008	$ 160,717